Share-based Compensation (Details) - Schedule of changes in the status of total outstanding options ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥) ¥ / shares shares
Schedule of changes in the status of total outstanding options [Abstract]
Number of options, Outstanding, begining | shares	400,000
Weighted average remaining contractual life (years), Outstanding, begining	2 years 3 months
Weighted average exercise, Outstanding, begining | ¥ / shares	¥ 0.01
Aggregate Intrinsic, Outstanding, begining | ¥	¥ 3,613
Number of options, Exercised | shares
Weighted average exercise price, Exercised | ¥ / shares
Number of options, Forfeited | shares
Weighted average exercise price, Forfeited | ¥ / shares
Number of options, Outstanding, ending | shares	400,000
Weighted average remaining contractual life (years), Outstanding, ending	1 year 3 months
Weighted average exercise price, Outstanding, ending | ¥ / shares	¥ 0.01
Aggregate Intrinsic, Outstanding, ending | ¥	¥ 1,567
Number of options, Exercisable, ending | shares	400,000
Weighted average remaining contractual life (years), Exercisable, ending	1 year 3 months
Weighted average exercise price, Exercisable, ending | ¥ / shares	¥ 0.01
Aggregate Intrinsic, Exercisable, ending | ¥	¥ 1,567